14. Loans, Debentures, and Finance Leases (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans Debentures And Finance Leases Details Narrative
Financing collateral	R$ 66,337	R$ 56,570
Promissory notes guarantees	9,587,971	7,069,482
Letters of credit for commercial and legal proceedings	237,537	215,988
Raw material guarantees	81,046	59,316
Maximum amount of future payments related to these collaterals	8,224	30,764
Fair value of collaterals recognized in current liabilities	R$ 205	R$ 743